Derivatives	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivatives

Note 8 – Derivatives

ITAÚ UNIBANCO HOLDING enters into derivative financial instruments with various counterparties to manage its overall exposures and to assist its customers in managing their own exposures.

Futures – Interest rate and foreign currency futures contracts are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. The notional amount represents the face value of the underlying instrument. Commodity futures contracts or financial instruments are commitments to buy or sell commodities (mainly gold, coffee and orange juice), at a future date, at a contracted price, which are settled in cash. The notional amount represents the quantity of such commodities multiplied by the future price at the contract date. Daily cash settlements of price movements are made for all instruments.

Forwards – Interest forward contracts are agreements to exchange payments on a specified future date, based on a market change in interest rates from trade date to contract settlement date. Foreign exchange forward contracts represent agreements to exchange the currency of one country for the currency of another country at an agreed price, at an agreed settlement date. Financial instrument forward contracts are commitments to buy or sell a financial instrument on a future date at a contracted price and are settled in cash.

Swaps – Interest rate and foreign exchange swap contracts are commitments to settle in cash at a future date or dates, based on differentials between specified financial indices (either two different interest rates in a single currency or two different rates each in a different currency), as applied to a notional principal amount. Swap contracts presented in Other in the table below correspond substantially to inflation rate swap contracts.

Options – Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell within a limited time a financial instrument including a flow of interest, foreign currencies, commodities, or financial instruments at a contracted price that may also be settled in cash, based on differentials between specific indices.

Credit Derivatives – Credit derivatives are financial instruments with value relating to the credit risk associated to the debt issued by a third party (the reference entity), which permits that one party (the purchaser of the hedge) transfers the risk to the counterparty (the seller of the hedge). The seller of the hedge should make payments as set forth in the contract when the reference entity undergoes a credit event, such as bankruptcy, default or debt restructuring. The seller of the hedge receives a premium for the hedge, but, on the other hand, assumes the risk that the underlying asset referenced in the contract undergoes a credit event, and the seller would have to make the payment to the purchaser of the hedge, which could be the notional amount of the credit derivative.

The total value of margins pledged in guarantee by ITAÚ UNIBANCO HOLDING was R$ 18,284 (R$ 12,246 at 12/31/2016) and was basically comprised of government securities.

The following table shows the composition of derivatives by index:

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2017	12/31/2017	12/31/2017	12/31/2017
Futures contracts (*)	607,980	8	150	158
Purchase commitments	323,102	(4)	137	133
Commodities	187	—	—	—
Indices	109,501	(34)	(16)	(50)
Interbank market	166,833	30	—	30
Foreign currency	28,514	—	153	153
Securities	18,067	—	—	—
Commitments to sell	284,878	12	13	25
Commodities	168	—	—	—
Indices	128,147	67	11	78
Interbank market	118,186	(56)	—	(56)
Foreign currency	26,646	1	—	1
Fixed rate	505	—	2	2
Securities	11,218	—	—	—
Other	8	—	—	—
Swap contracts		(4,770)	268	(4,502)
Asset position	585,574	3,630	5,560	9,190
Indices	228,406	(1,132)	2,595	1,463
Interbank market	48,752	670	(72)	598
Foreign currency	10,145	693	245	938
Floating rate	44,400	(48)	1,135	1,087
Fixed rate	253,854	3,447	1,656	5,103
Securities	4	—	1	1
Other	13	—	—	—
Liability position	590,344	(8,400)	(5,292)	(13,692)
Indices	197,597	(432)	(4,141)	(4,573)
Interbank market	38,398	(293)	15	(278)
Foreign currency	19,289	(596)	(12)	(608)
Floating rate	42,690	(36)	(1,208)	(1,244)
Fixed rate	292,333	(7,043)	54	(6,989)
Other	37	—	—	—
Option contracts	1,847,829	452	92	544
Purchase commitments – long position	245,514	1,256	392	1,648
Commodities	367	11	18	29
Indices	178,839	295	(26)	269
Interbank market	26,484	37	11	48
Foreign currency	31,818	647	(201)	446
Fixed rate	20	3	—	3
Securities	7,902	254	570	824
Other	84	9	20	29
Commitments to sell – long position	736,856	1,457	232	1,689
Commodities	269	4	(1)	3
Indices	691,934	495	241	736
Interbank market	11,623	21	96	117
Foreign currency	24,134	679	(150)	529
Fixed rate	129	6	(5)	1
Securities	8,753	252	51	303
Other	14	—	—	—
Purchase commitments – short position	88,688	(1,008)	(229)	(1,237)
Commodities	278	(6)	(14)	(20)
Indices	30,554	(168)	22	(146)
Interbank market	23,574	(31)	31	—
Foreign currency	27,774	(719)	247	(472)
Fixed rate	77	(2)	—	(2)
Securities	6,347	(73)	(495)	(568)
Other	84	(9)	(20)	(29)
Commitments to sell – short position	776,771	(1,253)	(303)	(1,556)
Commodities	222	(8)	4	(4)
Indices	737,942	(505)	(249)	(754)
Interbank market	8,722	(18)	(86)	(104)
Foreign currency	23,833	(549)	104	(445)
Fixed rate	41	(1)	1	—
Securities	5,998	(172)	(77)	(249)
Other	13	—	—	—

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2017	12/31/2017	12/31/2017	12/31/2017
Forward operations (onshore)	9,954	639	—	639
Purchases receivable	1,654	1,861	—	1,861
Floating rate	499	499	—	499
Fixed rate	1,130	1,337	—	1,337
Securities	25	25	—	25
Purchases payable	—	(1,644)	—	(1,644)
Floating rate	—	(499)	—	(499)
Fixed rate	—	(1,145)	—	(1,145)
Sales receivable	737	5,049	1	5,050
Indices	31	31	—	31
Floating rate	—	1,873	—	1,873
Fixed rate	—	2,447	—	2,447
Securities	706	698	1	699
Sales deliverable	7,563	(4,627)	(1)	(4,628)
Interbank market	3,261	—	—	—
Floating rate	1,874	(1,873)	(1)	(1,874)
Fixed rate	2,428	(2,754)	—	(2,754)
Credit derivatives	10,110	(30)	109	79
Asset position	5,831	38	99	137
Indices	6	1	—	1
Foreign currency	3,588	15	28	43
Fixed rate	89	—	2	2
Securities	1,744	20	59	79
Other	404	2	10	12
Liability position	4,279	(68)	10	(58)
Indices	761	(7)	(1)	(8)
Foreign currency	2,582	(40)	9	(31)
Securities	765	(20)	4	(16)
Other	171	(1)	(2)	(3)
NDF—Non Deliverable Forward	252,628	(948)	153	(795)
Asset position	119,312	2,781	169	2,950
Commodities	81	6	1	7
Indices	1	—	—	—
Foreign currency	119,230	2,775	168	2,943
Liability position	133,316	(3,729)	(16)	(3,745)
Commodities	175	(14)	—	(14)
Indices	249	(6)	—	(6)
Foreign currency	132,880	(3,708)	(16)	(3,724)
Securities	12	(1)	—	(1)
Check of swap	955	(73)	19	(54)
Asset position—Foreign currency	514	—	68	68
Liability position—Interbank market	441	(73)	(49)	(122)
Other derivative financial instruments	4,225	90	(62)	28
Asset position	2,464	100	(8)	92
Foreign currency	126	—	2	2
Fixed rate	1,792	99	(18)	81
Securities	388	1	5	6
Other	158	—	3	3
Liability position	1,761	(10)	(54)	(64)
Foreign currency	35	(7)	5	(2)
Fixed rate	83	(1)	(2)	(3)
Securities	1,285	(2)	(47)	(49)
Other	358	—	(10)	(10)
Asset		16,180	6,663	22,843
Liability		(20,812)	(5,934)	(26,746)
Total		(4,632)	729	(3,903)

Derivative contracts mature as follows (in days):

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2017
Futures contracts	187,771	152,660	87,819	179,730	607,980
Swaps contracts—difference payable	29,734	96,849	86,922	368,439	581,944
Options	418,679	290,491	457,164	681,495	1,847,829
Forwards (onshore)	6,997	1,933	1,024	—	9,954
Credit derivatives	—	510	1,230	8,370	10,110
NDF—Non Deliverable Forward	63,446	136,650	39,109	13,423	252,628
Check of swap	—	293	—	662	955
Other derivative financial instruments	—	474	851	2,900	4,225

(*)	The book value of futures considers only the amount payable or receivable related to the last day of the quarter.

The following table shows the composition of derivatives by index:

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2016	12/31/2016	12/31/2016	12/31/2016
Futures contracts (*)	666,927	61	66	127
Purchase commitments	200,752	(237)	86	(151)
Commodities	147	—	—	—
Indices	47,295	(213)	3	(210)
Interbank market	109,649	1	—	1
Foreign currency	31,141	(25)	83	58
Securities	12,520	—	—	—
Commitments to sell	466,175	298	(20)	278
Commodities	284	—	—	—
Indices	169,930	306	(1)	305
Interbank market	213,991	(11)	1	(10)
Foreign currency	70,719	3	(22)	(19)
Fixed rate	941	—	2	2
Securities	10,275	—	—	—
Other	35	—	—	—
Swap contracts		(4,446)	1,767	(2,679)
Asset position	471,221	6,602	3,940	10,542
Commodities	5	—	—	—
Indices	196,505	794	456	1,250
Interbank market	47,210	1,897	7	1,904
Foreign currency	13,582	1,136	(1)	1,135
Floating rate	38,262	(21)	1,471	1,450
Fixed rate	175,609	2,795	2,007	4,802
Securities	12	—	—	—
Other	36	1	—	1
Liability position	475,667	(11,048)	(2,173)	(13,221)
Commodities	131	—	—	—
Indices	147,560	(2,729)	(2,115)	(4,844)
Interbank market	36,554	(328)	(68)	(396)
Foreign currency	21,156	(915)	17	(898)
Floating rate	36,438	(140)	(1,204)	(1,344)
Fixed rate	233,780	(6,926)	1,195	(5,731)
Securities	20	(10)	2	(8)
Other	28	—	—	—
Option contracts	583,527	(2,108)	2,348	240
Purchase commitments – long position	163,069	1,490	(625)	865
Commodities	404	16	1	17
Indices	99,978	111	(8)	103
Interbank market	1,247	1	20	21
Foreign currency	45,106	1,205	(835)	370
Fixed rate	11	—	—	—
Securities	16,254	150	187	337
Other	69	7	10	17
Commitments to sell – long position	142,234	1,713	2,214	3,927
Commodities	162	4	5	9
Indices	92,088	106	(9)	97
Interbank market	7,533	6	(2)	4
Foreign currency	33,078	1,348	2,101	3,449
Fixed rate	145	6	(3)	3
Securities	9,211	243	122	365
Other	17	—	—	—
Purchase commitments – short position	129,392	(2,674)	1,721	(953)
Commodities	239	(3)	(8)	(11)
Indices	83,283	(161)	29	(132)
Interbank market	95	—	—	—
Foreign currency	39,900	(2,447)	1,875	(572)
Fixed rate	94	(1)	—	(1)
Securities	5,599	(54)	(166)	(220)
Other	182	(8)	(9)	(17)
Commitments to sell – short position	148,832	(2,637)	(962)	(3,599)
Commodities	268	(17)	(3)	(20)
Indices	104,268	(137)	51	(86)
Interbank market	3,438	(10)	2	(8)
Foreign currency	34,132	(2,258)	(884)	(3,142)
Fixed rate	28	(1)	—	(1)
Securities	6,681	(214)	(128)	(342)
Other	17	—	—	—

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) paid	Adjustment to market value (in results / stockholders’ equity)	Fair value
	12/31/2016	12/31/2016	12/31/2016	12/31/2016
Forwards operations (onshore)	13,429	1,446	(5)	1,441
Purchases receivable	1,186	1,240	(5)	1,235
Floating rate	546	545	1	546
Fixed rate	395	450	—	450
Securities	245	245	(6)	239
Purchases payable	—	(971)	—	(971)
Floating rate	—	(545)	—	(545)
Fixed rate	—	(421)	—	(421)
Securities	—	(5)	—	(5)
Sales receivable	8,139	3,734	2	3,736
Interbank market	4,396	8	—	8
Floating rate	300	300	—	300
Fixed rate	2,250	2,257	—	2,257
Securities	1,193	1,169	2	1,171
Sales deliverable	4,104	(2,557)	(2)	(2,559)
Interbank market	4,104	—	(2)	(2)
Floating rate	—	(300)	—	(300)
Fixed rate	—	(2,257)	—	(2,257)
Credit derivatives	12,100	—	34	34
Asset position	5,306	190	(9)	181
Foreign currency	3,876	188	(56)	132
Fixed rate	114	—	2	2
Securities	1,161	2	41	43
Other	155	—	4	4
Liability position	6,794	(190)	43	(147)
Foreign currency	5,487	(189)	70	(119)
Fixed rate	33	(1)	—	(1)
Securities	974	—	(21)	(21)
Other	300	—	(6)	(6)
NDF—Non Deliverable Forward	250,775	472	162	634
Asset position	134,049	3,283	176	3,459
Commodities	206	18	1	19
Indices	148	9	—	9
Foreign currency	133,693	3,256	175	3,431
Securities	2	—	—	—
Liability position	116,726	(2,811)	(14)	(2,825)
Commodities	244	(27)	2	(25)
Indices	27	—	—	—
Foreign currency	116,437	(2,784)	(16)	(2,800)
Securities	18	—	—	—
Check of swap	1,493	(326)	61	(265)
Asset position—Foreign currency	923	18	70	88
Liability position—Interbank market	570	(344)	(9)	(353)
Other derivative financial instruments	4,217	45	(44)	1
Asset position	2,569	48	23	71
Foreign currency	148	(3)	8	5
Fixed rate	1,174	48	(5)	43
Securities	940	3	14	17
Other	307	—	6	6
Liability position	1,648	(3)	(67)	(70)
Commodities	2	—	—	—
Foreign currency	84	—	(32)	(32)
Fixed rate	81	(1)	(1)	(2)
Securities	1,317	(2)	(30)	(32)
Other	164	—	(4)	(4)
Asset		18,379	5,852	24,231
Liability		(23,235)	(1,463)	(24,698)
Total		(4,856)	4,389	(467)

Derivative contracts mature as follows (in days):

Off-balance sheet—notional amount	0 - 30	31 - 180	181 - 365	Over 365	12/31/2016
Futures contracts	184,309	221,487	50,749	210,382	666,927
Swaps contracts—difference payable	17,588	67,405	50,000	329,626	464,619
Options	191,242	191,998	175,220	25,067	583,527
Forwards (onshore)	9,197	4,230	2	—	13,429
Credit derivatives	—	1,233	1,098	9,769	12,100
NDF—Non Deliverable Forward	63,764	124,695	42,700	19,616	250,775
Check of swap	—	180	913	400	1,493
Other derivative financial instruments	32	579	418	3,188	4,217

(*)	The book value of futures considers only the amount payable or receivable related to the last day of the quarter.

Derivative financial instruments

See below the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, and by maturity.

	12/31/2017
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Futures contracts—B3	158	0.7	153	11	(2)	(3)	38	(39)
Swaps – difference receivable	9,190	40.2	189	187	327	744	1,661	6,082
B3	1,161	5.1	63	26	39	109	95	829
Companies	2,834	12.4	66	40	95	245	400	1,988
Financial institutions	4,647	20.3	59	121	192	237	1,010	3,028
Individuals	548	2.4	1	—	1	153	156	237
Option premiums	3,337	14.6	430	440	353	955	865	294
B3	1,715	7.5	374	274	96	515	396	60
Companies	580	2.6	27	45	64	117	210	117
Financial institutions	1,039	4.5	29	121	192	321	259	117
Individuals	3	0.0	—	—	1	2	—	—
Forwards (onshore)	6,911	30.3	6,529	293	46	43	—	—
B3	755	3.3	386	281	46	42	—	—
Companies	6,156	27.0	6,143	12	—	1	—	—
Credit derivatives—financial Institutions	137	0.6	—	—	1	8	21	107
NDF—Non Deliverable Forward	2,950	12.9	677	717	624	610	166	156
B3	644	2.8	195	166	194	89	—	—
Companies	819	3.6	184	238	165	120	68	44
Financial institutions	1,485	6.5	298	313	264	400	98	112
Individuals	2	0.0	—	—	1	1	—	—
Check of swap—Companies	68	0.3	—	—	6	—	—	62
Other	92	0.4	—	—	—	3	5	84
Companies	11	0.0	—	—	—	2	3	6
Financial institutions	81	0.4	—	—	—	1	2	78

Total (*)	22,843	100.0	7,978	1,648	1,355	2,360	2,756	6,746
% per maturity term			34.9	7.2	5.9	10.3	12.1	29.6

(*)	Of the total asset portfolio of Derivative Financial Instruments, R$ 13,341 refers to current and R$ 9,502 to non-current.

Derivative financial instruments

See below the composition of the Derivative Financial Instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity.

	12/31/2016
	Fair value	%	0-30 days	31-90 days	91-180 days	181-365 days	366-720 days	Over 720 days
Assets
Futures	127	0.5	85	51	13	(18)	(6)	2
B3	128	0.5	85	52	13	(18)	(6)	2
Financial institutions	(1)	0.0	—	(1)	—	—	—	—
Swaps – difference receivable	10,542	43.5	828	723	585	659	1,497	6,250
B3	1,417	5.8	178	156	218	58	206	601
Companies	4,585	18.9	322	354	227	390	764	2,528
Financial institutions	4,256	17.6	319	197	122	196	447	2,975
Individuals	284	1.2	9	16	18	15	80	146
Option premiums	4,792	19.7	354	582	759	1,540	1,397	160
B3	1,679	6.9	144	209	182	1,075	41	28
Companies	507	2.1	23	19	88	134	188	55
Financial institutions	2,603	10.7	187	354	488	329	1,168	77
Individuals	3	0.0	—	—	1	2	—	—
Forwards (onshore)	4,971	20.6	3,947	735	287	2	—	—
B3	1,418	5.9	427	703	286	2	—	—
Companies	2,783	11.5	2,750	32	1	—	—	—
Financial institutions	770	3.2	770	—	—	—	—	—
Credit derivatives—financial institutions	181	0.7	—	—	3	5	13	160
NDF—Non Deliverable Forward	3,459	14.3	601	1,252	444	579	245	338
B3	305	1.3	82	123	56	44	—	—
Companies	1,243	5.1	185	344	216	231	200	67
Financial institutions	1,908	7.9	333	783	172	304	45	271
Individuals	3	0.0	1	2	—	—	—	—
Check of swap—Companies	88	0.4	—	—	35	53	—	—
Other	71	0.3	—	—	1	6	13	51
Companies	29	0.1	—	—	—	5	8	16
Financial institutions	42	0.2	—	—	1	1	5	35

Total (*)	24,231	100.0	5,815	3,343	2,127	2,826	3,159	6,961
% per maturity term			24.0	13.8	8.8	11.7	13.0	28.7

(*)	Of the total asset portfolio of Derivative Financial Instruments, R$ 14,111 refers to current and R$ 10,120 to non-current.

	12/31/2017
	Fair value	%	0 - 30 days	31 - 90 days	91 - 180 days	181 - 365 days	366 - 720 days	Over 720 days
Liabilities
Swaps – Difference payable	(13,692)	51.2	(65)	(202)	(451)	(1,711)	(3,747)	(7,516)
B3	(1,515)	5.7	(3)	(17)	(29)	(128)	(211)	(1,127)
Companies	(2,251)	8.4	(24)	(77)	(224)	(347)	(497)	(1,082)
Financial institutions	(5,585)	20.9	(30)	(97)	(184)	(203)	(1,270)	(3,801)
Individuals	(4,341)	16.2	(8)	(11)	(14)	(1,033)	(1,769)	(1,506)
Option premiums	(2,793)	10.4	(332)	(174)	(304)	(821)	(889)	(273)
B3	(1,286)	4.8	(279)	(49)	(102)	(412)	(429)	(15)
Companies	(672)	2.5	(25)	(44)	(99)	(140)	(247)	(117)
Financial institutions	(829)	3.1	(28)	(81)	(101)	(268)	(210)	(141)
Individuals	(6)	0.0	—	—	(2)	(1)	(3)	—
Forwards (onshore)—Companies	(6,272)	23.5	(6,272)	—	—	—	—	—
Credit derivatives—Financial institutions	(58)	0.2	—	—	(1)	(2)	(7)	(48)
NDF—Non Deliverable Forward	(3,745)	14.0	(927)	(735)	(547)	(785)	(225)	(526)
B3	(638)	2.4	(289)	(134)	(155)	(60)	—	—
Companies	(750)	2.8	(145)	(266)	(128)	(131)	(50)	(30)
Financial institutions	(2,356)	8.8	(493)	(335)	(263)	(594)	(175)	(496)
Individuals	(1)	0.0	—	—	(1)	—	—	—
Check of swap—Companies	(122)	0.5	—	—	(73)	—	—	(49)
Other—Companies	(64)	0.2	—	(2)	(2)	(6)	(9)	(45)

Total (*)	(26,746)	100.0	(7,596)	(1,113)	(1,378)	(3,325)	(4,877)	(8,457)
% per maturity term			28.4	4.2	5.2	12.4	18.2	31.6

(*)	Of the total liability portfolio of Derivative Financial Instruments, R$ (13,412) refers to current and R$ (13,334) to non-current.

	12/31/2016
	Fair value	%	0 - 30 days	31 - 90 days	91 - 180 days	181 - 365 days	366 - 720 days	Over 720 days
Liabilities
Swaps – difference payable	(13,221)	53.4	(461)	(228)	(742)	(732)	(2,352)	(8,706)
B3	(1,614)	6.5	(304)	(75)	(124)	(97)	(125)	(889)
Companies	(2,531)	10.2	(67)	(32)	(90)	(248)	(573)	(1,521)
Financial institutions	(4,106)	16.6	(79)	(103)	(128)	(311)	(554)	(2,931)
Individuals	(4,970)	20.1	(11)	(18)	(400)	(76)	(1,100)	(3,365)
Option premiums	(4,552)	18.5	(837)	(659)	(516)	(713)	(1,116)	(711)
B3	(1,437)	5.8	(524)	(216)	(201)	(455)	(30)	(11)
Companies	(631)	2.6	(48)	(28)	(103)	(170)	(200)	(82)
Financial institutions	(2,463)	10.0	(265)	(414)	(208)	(81)	(882)	(613)
Individuals	(21)	0.1	—	(1)	(4)	(7)	(4)	(5)
Forwards (onshore)	(3,530)	14.3	(3,530)	—	—	—	—	—
B3	(6)	0.0	(6)	—	—	—	—	—
Companies	(2,754)	11.2	(2,754)	—	—	—	—	—
Financial institutions	(770)	3.1	(770)	—	—	—	—	—
Credit derivatives—Financial institutions	(147)	0.6	—	—	—	(2)	(10)	(135)
NDF—Non Deliverable Forward	(2,825)	11.5	(466)	(881)	(527)	(299)	(99)	(553)
B3	(259)	1.0	(102)	(76)	(41)	(40)	—	—
Companies	(648)	2.6	(166)	(158)	(124)	(129)	(37)	(34)
Financial institutions	(1,916)	7.9	(198)	(647)	(360)	(130)	(62)	(519)
Individuals	(2)	0.0	—	—	(2)	—	—	—
Check of swap—Companies	(353)	1.4	—	—	—	(214)	(139)	—
Other—Companies	(70)	0.3	—	(1)	(1)	(1)	(10)	(57)

Total (*)	(24,698)	100.0	(5,294)	(1,769)	(1,786)	(1,961)	(3,726)	(10,162)
% per maturity term			21.4	7.2	7.2	7.9	15.1	41.2

(*)	Of the total liability portfolio of Derivative Financial Instruments, R$ (10,810) refers to current and R$ (13,888) to non-current.

a)	Information on credit derivatives

ITAÚ UNIBANCO HOLDING buys and sells credit protection mainly related to securities of Brazilian listed companies in order to meet the needs of its customers. When ITAÚ UNIBANCO HOLDING sells contracts for credit protection, the exposure for a given reference entity may be partially or totally offset by a credit protection purchase contract of another counterparty for the same reference entity or similar entity. The credit derivatives for which ITAÚ UNIBANCO HOLDING is protection seller are credit default swaps.

Credit Default Swaps – CDS

CDS are credit derivatives in which, upon a credit event related to the reference entity pursuant to the terms of the contract, the protection buyer is entitled to receive, from the protection seller, the amount equivalent to the difference between the face value of the CDS contract and the fair value of the liability on the date the contract was settled, also known as the recovered amount. The protection buyer does not need to hold the debt instrument of the reference entity for it to receive the amounts due pursuant to the CDS contract terms when a credit event occurs.

The table below presents the portfolio of credit derivatives in which ITAÚ UNIBANCO HOLDING sells protection to third parties, by maturity, and the maximum potential of future payments, gross of any guarantees, as well as its classification by instrument, risk and reference entity.

	12/31/2017
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	6,416	1,200	2,412	2,804	—

Total by instrument	6,416	1,200	2,412	2,804	—

By risk rating
Investment grade	1,416	449	347	620	—
Below investment grade	5,000	751	2,065	2,184	—

Total by risk	6,416	1,200	2,412	2,804	—

By reference entity
Brazilian government	3,597	406	1,671	1,520	—
Government – abroad	329	144	90	95	—
Private entities	2,490	650	651	1,189	—

Total by entity	6,416	1,200	2,412	2,804	—

	12/31/2016
	Maximum potential of future payments, gross	Before 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	8,094	1,989	3,487	2,585	33

Total by instrument	8,094	1,989	3,487	2,585	33

By risk rating
Investment grade	1,854	564	974	283	33
Below investment grade	6,240	1,425	2,513	2,302	—

Total by risk	8,094	1,989	3,487	2,585	33

By reference entity
Brazilian government	5,163	1,291	1,806	2,066	—
Government – abroad	529	81	413	35	—
Private entities	2,402	617	1,268	484	33

Total by entity	8,094	1,989	3,487	2,585	33

ITAÚ UNIBANCO HOLDING assesses the risk of a credit derivative based on the credit ratings attributed to the reference entity by independent credit rating agencies. Investment grade are those entities for which credit risk is rated as Baa3 or higher, as rated by Moody’s, and BBB- or higher, according to the ratings of Standard & Poor’s and Fitch Ratings. The maximum potential loss that may be incurred with the credit derivative is based on the notional amount of the derivative. ITAÚ UNIBANCO HOLDING believes, based on its historical experience, that the amount of the maximum potential loss does not represent the actual level of loss. This is so because, should there be an event of loss, the amount of maximum potential loss should be reduced from the notional amount by the recoverable amount.

The credit derivatives sold are not covered by guarantees, and during this period, ITAÚ UNIBANCO HOLDING has not incurred any loss related to credit derivative contracts.

The following table presents the notional amount of purchased credit derivatives whose underlying amounts are identical to those for which ITAÚ UNIBANCO HOLDING operates as seller of the credit protection.

	12/31/2017
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(6,416)	3,694	(2,722)

Total	(6,416)	3,694	(2,722)

	12/31/2016
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(8,094)	4,006	(4,088)

Total	(8,094)	4,006	(4,088)

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The following tables set forth the financial assets and liabilities that are subject to offsetting, enforceable master netting arrangements, as well as how these financial assets and liabilities have been presented in ITAÚ UNIBANCO HOLDING’s consolidated financial statements. These tables also reflect the amounts of collateral pledged or received in relation to financial assets and liabilities subject to enforceable arrangements that have not been presented on a net basis in accordance with IAS 32.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2017
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	244,707	—	244,707	(575)	—	244,132
Derivatives	22,843	—	22,843	(3,138)	—	19,705

	12/31/2016
	Gross amount of recognized financial assets (1)	Gross amount offset in the statement of financial position	Net amount of financial assets presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	265,051	—	265,051	(334)	—	264,717
Derivatives	24,231	—	24,231	(4,039)	(540)	19,652

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2017
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the statement of financial position	Net amount of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	312,634	—	312,634	(14,489)	—	298,145
Derivatives	26,746	—	26,746	(3,138)	(452)	23,156

	12/31/2016
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the statement of financial position	Net amount of financial liabilities presented in the statement of financial position	Related amounts not offset in the statement of financial position (2)		Net amount
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	349,164	—	349,164	(17,829)	—	331,335
Derivatives	24,698	—	24,698	(4,039)	—	20,659

(1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable;
(2)	Limited to amounts subject to enforceable master offset agreements and other such agreements;
(3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.

Financial assets and financial liabilities are offset in the balance sheet only when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivatives and repurchase agreements not set off in the balance sheet relate to transactions in which there are enforceable master netting agreements or similar agreements, but the offset criteria have not been met in accordance with paragraph 42 of IAS 32 mainly because ITAÚ UNIBANCO HOLDING has no intention to settle on a net basis, or realize the asset and settle the liability simultaneously.